LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

As of December 31, 2020, a third party loaned the Company a total of $114,500. The loan was used to cover general operating expenses, is non-interest bearing and due on demand. During the year ended December 31, 2021, the Company repaid $100,000 of the loan. During the year ended December 31, 2022, the same individual provided consulting/IR services to the Company valued at $100,000. The amount due was added to the note payable for a balance due of $114,500 as of June 30, 2023 and December 31, 2022, respectively.

Effective January 1, 2023, the Company acquired a financing loan for its Director and Officer Insurance for $42,500. The loan bears interest at 7.75%, requires monthly payments of $4,402.42 and is due within one year. As of June 30, 2023, the balance due is $25,975.

NOTE 5 – LOANS PAYABLE

As of December 31, 2020, a third party loaned the Company a total of $114,500. The loan was used to cover general operating expenses, is non-interest bearing and due on demand. During the year ended December 31, 2021, the Company repaid $100,000 of the loan. During the year ended December 31, 2022, the same individual provided consulting/IR services to the Company valued at $100,000. The amount due was added to the note payable for a balance due of $114,500 as of December 31, 2022.

Effective January 1, 2022, the Company acquired a financing loan for its Director and Officer Insurance for $26,381. The loan bears interest at 10.45%, requires monthly payments of $3,060.36 and is due within one year. As of December 31, 2022, the balance due is $0.

On August 17, 2022, a third party loaned the Company $14,000. The loan has an original issue discount of $3,500, for a total note payable of $17,500. The note bears interest at 8% and is due in one year. This loan was repaid in full on December 15, 2022.